Regulatory Capital - Disclosure of Capital Adequacy (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fixed Rate of Instruments [Abstract]
Tier I	R$ 122,453	R$ 115,940
Common Equity Tier I	122,396	115,408
Additional Tier I Capital	57	532
Tier II	19,799	23,537
Deductions	0	0
Referential Equity	142,252	139,477
Minimum Referential Equity Required	69,995	72,210
Surplus Capital in relation to the Minimum Referential Equity Required	72,257	67,267
Additional Common Equity Tier I Required (ACPRequired )	11,351	4,570
Referential equity calculated for covering the interest rate risk on operations not classified in the trading portfolio (RBAN)	R$ 2,470	R$ 2,264